Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Registrant Name	FRANKLIN BSP REAL ESTATE DEBT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56705
Entity Tax Identification Number	99-3480205
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002035428
Amendment Flag	false